Rule 497(e)

Registration No. 333-07463

[CHAPMAN AND CUTLER LLP LETTERHEAD]

February 28, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Strategy Funds, Inc.
(Registration No. 333-07463 and 811-07687)

Ladies and Gentlemen:

On behalf of Nuveen Strategy Funds, Inc. (the “Registrant”) and its series, Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund, Nuveen Strategy Growth Allocation Fund and Nuveen Strategy Conservative Allocation Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on February 7, 2014.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren
Morrison C. Warren

Enclosures